Other Operating Expenses - Summary of Other Operating Expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Other Operating Income Expense [Line Items]
Share based payment expense	$ 41,487	$ 39,745	$ 44,716
Legal and Professional [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Share based payment expense	$ 144	$ 288	$ 144